Business and Basis of Presentation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Software Monitoring Service [Member]
Related Party Costs	$ 1,000
Financial management service monthly fee		$ 1
Daves Advance Service [Member]
Advance service non recourse cash advance		$ 200,000
Daves Advance Service [Member] | Minimum [Member]
Due to Related Parties	100,000
Daves Advance Service [Member] | Maximum [Member]
Due to Related Parties	$ 200,000
Dave OD Funding I, LLC [Member]
Variable Interest Entity, Ownership Percentage	100.00%